SHARE-BASED COMPENSATION (Details) - Employee Stock Plans [Member]	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total awards available to be issued	3,059,623
Total options outstanding	8,452,376
Total common stock reserved for future issuance under employee stock plans	11,511,999